Note 3 - Acquisitions (Details) - Acquisition Details (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Business Acquisition [Line Items]
Current assets	$ 25,723	$ 30,427	$ 1,819
Long term assets	2,733	3,164	1,277
Current liabilities	(35,308)	(21,169)	(4,235)
Long-term liabilities	(18,155)	(1,080)	(1,779)
Non-controlling interests	(3,629)	(1,153)
Business acquisition total	(72,167)	9,436	(10,156)
Note consideration	(776)	(655)
Cash consideration, net of cash acquired	(37,735)	(19,153)	(22,975)
Acquisition date fair value of contingent consideration	(9,556)	(1,944)	(3,482)
Total purchase consideration	(48,067)	(21,752)	(26,457)
Gain on revaluation of previously held equity investment	(820)
Acquired intangible assets	52,244	7,420	16,586
Goodwill	427,178	402,645	395,487
Noncontrolling Interest Recognized On Business Acquisitions [Member]
Business Acquisition [Line Items]
Redeemable non-controlling interest	(43,531)	(753)	(7,238)
Acquisitions 2013 [Member]
Business Acquisition [Line Items]
Goodwill	68,810
Acquisitions 2012 [Member]
Business Acquisition [Line Items]
Goodwill		4,896
Acquisitions 2011 [Member]
Business Acquisition [Line Items]
Goodwill			$ 20,027